Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Strategic Global Bond Fund, Inc.	Dec. 31, 2025 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 477
Expense Example, with Redemption, 3 Years	700
Expense Example, with Redemption, 5 Years	940
Expense Example, with Redemption, 10 Years	1,629
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	944
Investor C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	934
Expense Example, with Redemption, 10 Years	$ 1,873